Earnings Per Share - Schedule of Earnings Per Share (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Income attributable to Royal Dutch Shell plc shareholders	$ 23,352	$ 12,977	$ 4,575
Weighted average number of shares used as the basis for determining:
Basic earnings per share	8,282.8	8,223.4	7,833.7
Diluted earnings per share	8,348.7	8,299.0	7,891.7